Consolidated Statement of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Contract revenue	$ 4,659	$ 4,315	$ 750
Grant revenue	0	513	2,580
Total revenue	4,659	4,828	3,330
Operating expenses:
General and administrative expenses	(46,618)	(71,469)	(53,295)
Research and development expenses	(56,567)	(69,454)	(96,235)
Operating income/(loss)	(98,527)	(136,095)	(146,199)
Other income/(expense):
Gain/(loss) on deconsolidation of subsidiary	0	151,808	61,787
Gain/(loss) on investments held at fair value	38,485	(2,398)	77,945
Realized gain/(loss) on sale of investments	375	151	(122)
Gain/(loss) on investments in notes from associates	(3,628)	13,131	(27,630)
Other income/(expense)	1,331	961	(908)
Other income/(expense)	36,564	163,652	111,072
Finance income/(costs):
Finance income	13,048	22,669	16,012
Finance costs – contractual	(1,876)	(1,731)	(3,424)
Finance income/(costs) – fair value accounting	0	(8,108)	2,650
Finance costs – non-cash interest expense related to sale of future royalties	(43,908)	(8,058)	(10,159)
Net finance income/(costs)	(32,735)	4,773	5,078
Share of net income/(loss) of associates accounted for using the equity method	(17,928)	(8,754)	(6,055)
Gain/(loss) on dilution of ownership interest in associates	1,699	199	0
Income/(loss) before taxes	(110,927)	23,774	(36,103)
Tax benefit/(expense)	842	4,008	(30,525)
Income/(loss) for the year	(110,084)	27,782	(66,628)
Other comprehensive income/(loss):
Equity-accounted associates – share of other comprehensive income/(loss)	0	0	92
Total other comprehensive income/(loss)	0	0	92
Total comprehensive income/(loss) for the year	(110,084)	27,782	(66,535)
Income/(loss) attributable to:
Owners of the Group	(109,739)	53,510	(65,697)
Non-controlling interests	(345)	(25,728)	(931)
Comprehensive income/(loss) attributable to:
Owners of the Group	(109,739)	53,510	(65,604)
Non-controlling interests	$ (345)	$ (25,728)	$ (931)
Earnings/(loss) per share:
Basic earnings/(loss) per share (in dollars per share)	$ (0.46)	$ 0.21	$ (0.24)
Diluted earnings/(loss) per share (in dollars per share)	$ (0.46)	$ 0.21	$ (0.24)